Commitments & Contingencies (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 320,679	$ 391,941
2017	439,330	439,330
2018	452,510	452,510
2019	466,085	466,085
2020	480,068	480,068
Thereafter	535,776	535,776
Total	$ 2,694,448	$ 2,765,710